Condensed Interim Consolidated Statements of Shareholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus - Warrant Reserve [Member]	Contributed Surplus [Member]	Deficit [Member]	Total
Beginning balance at Dec. 31, 2019	$ 194,217	$ 642	$ 8,304	$ (214,845)	$ (11,682)
Beginning balance, share at Dec. 31, 2019	39,907,681
Statement Line Items [Line Items]
Issued pursuant to agency agreement	$ 12,819				12,819
Issued pursuant to agency agreement, shares	23,923,700
March 2020 Equity Offering - broker warrants	$ (26)	26
Common stock equivalents converted	$ 1				1
Common stock equivalents converted, shares	8,000,000
Share issue expense	$ (488)				(488)
Warrants exercised	$ 2,911				2,911
Warrants exercised, shares	3,750,000
Stock-based compensation expense			435		435
Net loss				(1,911)	(1,911)
Ending balance at Jun. 30, 2020	$ 209,434	668	8,739	(216,756)	2,085
Ending balance, shares at Jun. 30, 2020	75,581,381
Beginning balance at Dec. 31, 2020	$ 214,148	1,671	9,401	(239,029)	(13,809)
Beginning balance, share at Dec. 31, 2020	83,184,843
Statement Line Items [Line Items]
Derivative warrants exercised	$ 8,000				8,000
Derivative warrants exercised, shares	8,000,000
Derivative warrants exercised - fair value adjustment	$ 15,722				15,722
January 2021 Equity Offering, net of issuance costs	$ 7,067	3,164			10,231
January 2021 Equity Offering, net of issuance costs, shares	7,419,354
January 2021 Equity Offering-broker warrants	$ (1,384)	1,384
February 2021 Equity Offering, net of issuance costs	$ 15,165	5,928			21,093
February 2021 Equity Offering, net of issuance costs, shares	9,585,250
February 2021 Equity Offering-broker warrants	$ (1,238)	1,238
Equity warrants exercised	$ 1,985				1,985
Equity warrants exercised, shares	1,318,675
Options exercised	$ 27		(13)		14
Options exercised, shares	19,568
Issuance of common shares	$ 2,524				2,524
Issuance of common shares, shares	1,400,000
Stock-based compensation expense			2,198		2,198
Net loss				(15,734)	(15,734)
Ending balance at Jun. 30, 2021	$ 262,016	$ 13,385	$ 11,586	$ (254,763)	$ 32,224
Ending balance, shares at Jun. 30, 2021	110,927,690				110,927,690